Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Unit
Basic and Diluted Earnings per Unit
	Year ended December 31,
	2016	2015	2014
Partnership's Net income	$66,854	$60,050	$50,561
Less:
Net Income attributable to preferred unitholders	6,750	3,019	—
Net Income attributable to subordinated unitholders	25,323	24,028	22,170
General Partner's interest in Net Income	129	125	68
Net income attributable to common unitholders	$34,652	$32,878	$28,323
Weighted average number of common units outstanding, basic and diluted	20,505,000	20,505,000	17,964,288
Earnings per common unit, basic and diluted	$1.69	$1.60	$1.58